Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 10,840,227	$ 8,624,756
Less: allowance for credit losses	(7,670,556)	(7,670,556)	$ (7,720,556)	$ (7,770,556)
Accounts receivable, net	$ 3,169,671	$ 954,200